UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21336
                                                    ----------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                     Date of reporting period: JUNE 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
                                  JUNE 30, 2005

 Shareholder Letter ........................................................   1

 Portfolio Components ......................................................   2

 Portfolio of Investments ..................................................   3

 Statement of Assets and Liabilities .......................................   7

 Statement of Operations ...................................................   8

 Statements of Changes in Net Assets .......................................   9

 Financial Highlights ......................................................  10

 Notes to Financial Statements .............................................  11

 Additional Information ....................................................  14
     Dividend Reinvestment Plan
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     Submission of Matters to a Vote of Shareholders
     Advisory Agreement



                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust Value Line(R) 100 Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, you will obtain an understanding of how the market environment affected its performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and First Trust Advisors L.P. personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST VALUE LINE(R) 100 FUND (FVL)
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005


Dear Shareholders:

The First Trust Value Line(R) 100 Fund (the "Fund") posted a market price total return of -7.5% in the first half of 2005, vs. -0.8% for the S&P 500 Index. Its net asset value ("NAV") total return was 1.0%. The Fund traded at a 13.2% discount to its NAV on June 30, 2005. According to Bloomberg, the Fund's beta was 1.43 on July 15, 2005, which indicates that the Fund carries significantly more risk than the stocks in the S&P 500.

FVL celebrated its second anniversary in June 2005. Though we are disappointed that FVL's market price continues to trade at a double-digit discount to its NAV, we are pleased that the strategy is building a solid performance track record. From June 30, 2003, through June 30, 2005, FVL posted a cumulative NAV total return of 32.4%, compared to a gain of 26.6% for the S&P 500. The Fund's market price closed at $15.42 per share on June 30, 2005, above its IPO price of $15.00 per share.

In June, the Fund paid a short-term capital gain distribution of $0.314 per share as well as a long-term capital gain distribution of $0.098 per share.

Strong corporate earnings and a relatively low inflation/interest rate climate, in our opinion, have helped drive stock prices higher over the past 24 months. We believe the economic recovery in the U.S., which began in the fourth quarter of 2001, has bolstered the confidence levels of equity investors. Gross Domestic Product ("GDP") growth increased at an annual rate of 3.8% in the first quarter of 2005, according to the Bureau of Economic Analysis. The testimony given by Federal Reserve Chairman Alan Greenspan to the House Financial Services Committee on July 20, 2005, included a GDP growth estimate of 3.5% for 2005. Though down from 4.4% in 2004, due primarily, in our opinion, to the spike in the price of oil over the past year, it is still solid economic growth.

The manufacturing sector remains strong. The Institute for Supply Management Index, which measures manufacturing activity, increased in July 2005 to 56.6. It had been on a steady decline from its most recent high of 62.8 in January 2004 to a low of 51.4 in May 2005. A reading above 50 indicates that activity is expanding. The current expansion in the manufacturing sector should continue, according to the Manufacturers Alliance/MAPI Quarterly Analysis. A survey of first quarter figures of 27 major industries found that 22 of them reported inflation-adjusted new orders or production above the numbers posted a year ago.

The companies in the S&P 500 Index continue to increase their cash holdings thanks to a combination of strong profit growth and modest capital expenditures. Cash and other short-term holdings totaled a record $2.46 trillion at the end of the first quarter of 2005, according to Standard & Poor's.

Second-quarter operating profits are expected to be 7.8% higher than what was posted in the second quarter of 2004, ending the 12-quarter streak of double-digit gains that dates back to June 2002, according to Standard & Poor's. First-quarter earnings grew by 13%. Despite the anticipated slowdown in earnings growth, investors do have something working in their favor. According to MarketWatch.com, the BLUE CHIP INVESTOR newsletter noted recently that its valuation model shows that stocks are at "one of their cheapest points - compared to bonds - in 25 years."

We continue to appreciate your interest in the Fund.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust Value Line(R) 100 Fund
August 8, 2005

FIRST TRUST VALUE LINE(R) 100 FUND
JUNE 30, 2005 (UNAUDITED)


CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would," or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the Fund's actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of First Trust Advisors L.P. and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.


PORTFOLIO COMPONENTS+

                                [GRAPHIC OMITTED]
       EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC AS FOLLOWS:

Health Care Providers & Services                     11.0%
Oil, Gas & Consumable Fuels                          9.0%
Household Durables                                   8.1%
Specialty Retail                                     8.0%
Biotechnology                                        7.2%
Communications Equipment                             4.9%
Software                                             4.9%
Health Care Equipment & Supplies                     4.1%
IT Services                                          4.0%
Hotels, Restaurants & Leisure                        3.9%
Food & Staples Retailing                             3.0%
Semiconductors & Semiconductor Equipment             2.9%
Computers & Peripherals                              2.8%
Machinery                                            2.8%
Commercial Services & Supplies                       2.0%
Road & Rail                                          2.0%
Multiline Retial                                     2.0%
Media                                                2.0%
Energy Equipment & Services                          2.0%
Electronic Equipment & Instruments                   1.9%
Internet Software & Services                         1.9%
Capital Markets                                      1.2%
Auto Components                                      1.0%
Diversified Consumer Services                        1.0%
Textiles & Apparel                                   1.0%
Diversified Financial Services                       1.0%
Pharmaceuticals                                      1.0%
Metals & Mining                                      1.0%
Distributors                                         1.0%
Personal Products                                    1.0%
Electrical Equipment                                 0.4%


+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

Page 2                    See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
--------------                                                   ------------

 COMMON STOCKS - 100.1%

              HEALTH CARE PROVIDERS & SERVICES - 11.0%
     37,370   Aetna, Inc. ..................................... $   3,094,983
    187,749   Allscripts Healthcare Solutions, Inc.* ..........     3,118,511
     48,672   Cerner Corp.* ...................................     3,308,236
     82,562   Community Health Systems, Inc.* .................     3,120,018
     60,664   Express Scripts, Inc.* ..........................     3,031,987
     54,352   HCA, Inc. .......................................     3,080,128
     63,615   LCA-Vision, Inc. ................................     3,082,783
     56,240   Triad Hospitals, Inc.* ..........................     3,072,954
     60,277   UnitedHealth Group, Inc. ........................     3,142,843
    300,399   WebMD Corp.* ....................................     3,085,098
     44,688   WellPoint Inc.* .................................     3,112,072
                                                                ---------------
                                                                   34,249,613
                                                                ---------------

              OIL, GAS & CONSUMABLE FUELS - 9.0%
     57,400   Arch Coal, Inc. .................................     3,126,578
     58,199   CONSOL Energy Inc. ..............................     3,118,302
     75,390   EnCana Corp. ....................................     2,984,690
     54,513   EOG Resources, Inc. .............................     3,096,338
     40,978   Kerr-McGee Corp. ................................     3,127,031
     40,505   Noble Energy, Inc. ..............................     3,064,203
     59,781   Peabody Energy Corp. ............................     3,111,003
     70,523   Southwestern Energy Company* ....................     3,313,171
     92,815   XTO Energy, Inc. ................................     3,154,782
                                                                ---------------
                                                                   28,096,098
                                                                ---------------

              HOUSEHOLD DURABLES - 8.1%
     55,788   Beazer Homes USA, Inc. ..........................     3,188,284
     82,803   D.R. Horton, Inc. ...............................     3,114,221
     47,931   Hovnanian Enterprises, Inc., Class A* ...........     3,125,101
     42,315   KB Home .........................................     3,225,672
     37,348   Pulte Homes, Inc. ...............................     3,146,569
     35,705   Standard Pacific Corp. ..........................     3,140,255
     41,986   The Ryland Group, Inc. ..........................     3,185,478
     30,867   Toll Brothers, Inc.* ............................     3,134,544
                                                                ---------------
                                                                   25,260,124
                                                                ---------------

              SPECIALTY RETAIL - 8.0%
     44,823   Abercrombie & Fitch Company, Class A ............     3,079,340
     48,175   Advance Auto Parts, Inc.* .......................     3,109,696
     97,356   American Eagle Outfitters, Inc. .................     2,983,961
     92,953   Chico's FAS, Inc.* ..............................     3,186,429
     74,920   Michael's Stores, Inc. ..........................     3,099,440
    106,159   O'Reilly Automotive, Inc.* ......................     3,164,600
     90,924   The Men's Wearhouse, Inc.* ......................     3,130,513
     53,177   Urban Outfitters, Inc.* .........................     3,014,604
                                                                ---------------
                                                                   24,768,583
                                                                ---------------

                    See Notes to Financial Statements.                    Page 3

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
--------------                                                   ------------

 COMMON STOCKS - CONTINUED

              BIOTECHNOLOGY - 7.2%
     59,964   Affymetrix, Inc.* ............................... $   3,233,858
     51,073   Amgen, Inc.* ....................................     3,087,874
     77,159   Celgene Corp.* ..................................     3,145,772
     81,337   Cephalon, Inc.* .................................     3,238,026
     39,076   Genentech, Inc.* ................................     3,137,021
     38,771   Invitrogen Corp.* ...............................     3,229,237
     69,426   Techne Corp.* ...................................     3,187,348
                                                                ---------------
                                                                   22,259,136
                                                                ---------------

              COMMUNICATIONS EQUIPMENT - 4.9%
    145,309   ADC Telecommunications, Inc.* ...................     3,163,377
    156,520   Cisco Systems, Inc.* ............................     2,991,097
    186,628   Corning Inc.* ...................................     3,101,757
    113,937   Juniper Networks, Inc.* .........................     2,868,934
    295,847   Powerwave Technologies, Inc.* ...................     3,023,556
                                                                ---------------
                                                                   15,148,721
                                                                ---------------

              SOFTWARE - 4.9%
     88,253   Autodesk, Inc. ..................................     3,033,256
    141,878   Internet Security Systems, Inc.* ................     2,878,705
     78,853   Mercury Interactive Corp.* ......................     3,024,801
     65,675   MICROS Systems, Inc.* ...........................     2,938,956
    246,578   Oracle Corp.* ...................................     3,254,830
                                                                ---------------
                                                                   15,130,548
                                                                ---------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
     28,427   Alcon, Inc. .....................................     3,108,492
     50,325   ResMed Inc.* ....................................     3,320,947
     85,710   Respironics, Inc.* ..............................     3,094,988
     73,371   SurModics, Inc.* ................................     3,182,100
                                                                ---------------
                                                                   12,706,527
                                                                ---------------

              IT SERVICES - 4.0%
     69,426   Anteon International Corp.* .....................     3,167,214
     89,261   CheckFree Corp.* ................................     3,040,230
     66,260   Cognizant Technology Solutions Corp.,
                 Class A* .....................................     3,122,834
     73,028   Fiserv, Inc.* ...................................     3,136,553
                                                                ---------------
                                                                   12,466,831
                                                                ---------------

              HOTELS, RESTAURANTS & LEISURE - 3.9%
     94,442   Darden Restaurants, Inc. ........................     3,114,697
     75,554   MGM MIRAGE* .....................................     2,990,427
     47,726   Panera Bread Company, Class A* ..................     2,963,069
     45,455   Station Casinos, Inc. ...........................     3,018,212
                                                                ---------------
                                                                   12,086,405
                                                                ---------------

Page 4                    See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
--------------                                                   ------------

 COMMON STOCKS - CONTINUED

              FOOD & STAPLES RETAILING - 3.0%
     69,813   Longs Drug Stores Corp. ......................... $   3,005,450
     68,951   Walgreen Company ................................     3,171,056
     26,663   Whole Foods Market, Inc. ........................     3,154,233
                                                                ---------------
                                                                    9,330,739
                                                                ---------------

              SEMICONDUCTORS
                 & SEMICONDUCTOR EQUIPMENT - 2.9%
     78,988   Marvell Technology Group Ltd.* ..................     3,004,703
    112,582   NVIDIA Corp.* ...................................     3,008,191
    126,843   Photronics, Inc.* ...............................     2,960,516
                                                                ---------------
                                                                    8,973,410
                                                                ---------------

              COMPUTERS & PERIPHERALS - 2.9%
     77,657   Dell Inc.* ......................................     3,068,228
    161,455   Seagate Technology ..............................     2,833,535
    222,518   Western Digital Corp.* ..........................     2,986,192
                                                                ---------------
                                                                    8,887,955
                                                                ---------------

              MACHINERY - 2.8%
    253,631   Columbus McKinnon Corp.* ........................     2,778,528
     89,287   Joy Global, Inc. ................................     2,999,150
     39,491   Oshkosh Truck Corp. .............................     3,091,355
                                                                ---------------
                                                                    8,869,033
                                                                ---------------

              COMMERCIAL SERVICES & SUPPLIES - 2.0%
     88,503   Equifax, Inc. ...................................     3,160,442
     64,362   The Advisory Board Company* .....................     3,137,004
                                                                ---------------
                                                                    6,297,446
                                                                ---------------

              ROAD & RAIL - 2.0%
     73,251   CSX Corp. .......................................     3,124,888
    134,141   Swift Transportation Company, Inc.* .............     3,124,144
                                                                ---------------
                                                                    6,249,032
                                                                ---------------

              MULTILINE RETAIL - 2.0%
     59,338   J.C. Penney Company, Inc. .......................     3,119,992
     45,370   Nordstrom, Inc. .................................     3,083,799
                                                                ---------------
                                                                    6,203,791
                                                                ---------------

              MEDIA - 2.0%
     41,194   Getty Images, Inc.* .............................     3,059,066
    150,416   Shaw Communications, Inc. .......................     3,124,140
                                                                ---------------
                                                                    6,183,206
                                                                ---------------

              ENERGY EQUIPMENT & SERVICES - 2.0%
     59,248   Cal Dive International, Inc.* ...................     3,102,818
     66,956   Lone Star Technologies, Inc.* ...................     3,046,498
                                                                ---------------
                                                                    6,149,316
                                                                ---------------

                    See Notes to Financial Statements.                    Page 5

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
--------------                                                   ------------

 COMMON STOCKS - CONTINUED

              ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
     66,670   Itron, Inc.* .................................... $   2,978,816
    100,262   Jabil Circuit, Inc.* ............................     3,081,051
                                                                ---------------
                                                                    6,059,867
                                                                ---------------

              INTERNET SOFTWARE & SERVICES - 1.9%
    113,729   WebEx Communications, Inc.* .....................     3,003,583
     84,436   Yahoo! Inc.* ....................................     2,925,707
                                                                ---------------
                                                                    5,929,290
                                                                ---------------

              CAPITAL MARKETS - 1.2%
     37,034   Legg Mason, Inc. ................................     3,855,610
                                                                ---------------

              AUTO COMPONENTS - 1.0%
    213,544   The Goodyear Tire & Rubber Company* .............     3,181,806
                                                                ---------------

              DIVERSIFIED CONSUMER SERVICES - 1.0%
     76,650   Bright Horizons Family Solutions, Inc.* .........     3,121,188
                                                                ---------------

              TEXTILES & APPAREL - 1.0%
     92,500   Coach, Inc.* ....................................     3,105,225
                                                                ---------------

              DIVERSIFIED FINANCIAL SERVICES - 1.0%
     10,500   Chicago Mercantile Exchange Holdings Inc. .......     3,102,750
                                                                ---------------

              PHARMACEUTICALS - 1.0%
     99,337   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR ................................     3,093,354
                                                                ---------------

              METALS & MINING - 1.0%
     89,462   Teck Cominco Ltd., Class B ......................     3,018,576
                                                                ---------------

              DISTRIBUTORS - 1.0%
     43,271   Building Materials Holding Corp. ................     2,998,248
                                                                ---------------

              PERSONAL PRODUCTS - 1.0%
     71,820   Chattem, Inc.* ..................................     2,973,348
                                                                ---------------

              ELECTRICAL EQUIPMENT - 0.4%
     46,053   Thomas & Betts Corp.* ...........................     1,300,537
                                                                ---------------

              TOTAL COMMON STOCKS .............................   311,056,313
                                                                ---------------
              (Cost $274,970,718)


              TOTAL INVESTMENTS - 100.1% ......................   311,056,313
              (Cost $274,970,718)**

              NET OTHER ASSETS & LIABILITIES - (0.1)% .........      (386,381)
                                                                ---------------
              NET ASSETS - 100.0% ............................. $ 310,669,932
                                                                ===============

--------------------------------------------------------------------------------
         *    Non-income producing security
        **    Aggregate cost for federal income tax and financial reporting purposes
       ADR    American Depository Receipt

Page 6                    See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) 100 FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $274,970,718) .......................................................................    $311,056,313
Cash .........................................................................................       2,171,012
Receivable for investment securities sold ....................................................       7,768,438
Dividends receivable .........................................................................          99,742
Prepaid expenses .............................................................................           9,495
Interest receivable ..........................................................................           2,520
                                                                                                  ------------
     Total Assets ............................................................................     321,107,520
                                                                                                  ------------

LIABILITIES:
Payable for investment securities purchased ..................................................      10,082,008
Investment advisory fee payable ..............................................................         164,814
Value Line(R) licensing fee payable ..........................................................          66,742
Printing fees payable ........................................................................          41,529
Audit and legal fees payable .................................................................          33,506
Payable to administrator .....................................................................          23,572
Custodian fees payable .......................................................................           7,102
Accrued expenses and other payables ..........................................................          18,315
                                                                                                  ------------
     Total Liabilities .......................................................................      10,437,588
                                                                                                  ------------

NET ASSETS. ..................................................................................    $310,669,932
                                                                                                  ============

NET ASSETS CONSIST OF:
Accumulated net investment loss ..............................................................    $   (782,243)
Accumulated net realized gain on investments sold and foreign currencies and net other assets       25,339,991
Net unrealized appreciation of investments and foreign currencies and net other assets .......      36,086,232
Par value ....................................................................................         174,900
Paid-in capital ..............................................................................     249,851,052
                                                                                                  ------------
     Net Assets ..............................................................................    $310,669,932
                                                                                                  ============

NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) .........................    $      17.76
                                                                                                  ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ..      17,490,000
                                                                                                  ============

                    See Notes to Financial Statements.                    Page 7

FIRST TRUST VALUE LINE(R) 100 FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $4,140) .....................................     $    641,209
Interest .................................................................................           13,095
                                                                                               ------------
     Total investment income .............................................................          654,304
                                                                                               ------------

EXPENSES:
Investment advisory fee ..................................................................          987,081
Value Line(R) licensing fee ..............................................................          145,509
Administration fee .......................................................................          141,323
Printing fees ............................................................................           38,397
Audit and legal fees .....................................................................           26,224
Custodian fees ...........................................................................           22,803
Trustees' fees and expenses ..............................................................           21,021
Transfer Agent fees ......................................................................           15,000
Other ....................................................................................           39,189
                                                                                               ------------
     Total expenses ......................................................................        1,436,547
                                                                                               ------------

NET INVESTMENT LOSS ......................................................................         (782,243)
                                                                                               ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments sold during the period ..................................       25,348,931
                                                                                               ------------
Net change in unrealized appreciation/(depreciation) of:
    Investments ..........................................................................      (22,323,224)
    Foreign currencies and net other assets ..............................................              637
                                                                                               ------------
Net change in unrealized appreciation/(depreciation) of investments during the period ....      (22,322,587)
                                                                                               ------------
Net realized and unrealized gain on investments ..........................................        3,026,344
                                                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................     $  2,244,101
                                                                                               ============


Page 8                    See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) 100 FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                            SIX MONTHS
                                                                                               ENDED             YEAR
                                                                                            06/30/2005           ENDED
                                                                                            (UNAUDITED)       12/31/2004
                                                                                           -------------     -------------
Net investment loss .....................................................................  $   (782,243)     $  (1,518,618)
Net realized gain on investments sold during the period .................................    25,348,931         15,534,767
Net change in unrealized appreciation/(depreciation) of investments during the period ...   (22,322,587)        22,694,106
                                                                                           -------------     -------------
Net increase in net assets resulting from operations ....................................     2,244,101         36,710,255

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains ......................................................................    (7,205,880)       (11,543,400)
                                                                                           -------------     -------------
Total distributions to shareholders .....................................................    (7,205,880)       (11,543,400)

CAPITAL TRANSACTIONS:
Offering costs ..........................................................................        --                  1,161
                                                                                           -------------     -------------
Net increase/(decrease) in net assets for the period ....................................    (4,961,779)        25,168,016

NET ASSETS:
Beginning of period .....................................................................   315,631,711        290,463,695
                                                                                           -------------     -------------
End of period ...........................................................................  $310,669,932      $ 315,631,711
                                                                                           =============     =============
Undistributed net investment income/(accumulated net investment loss) at end of period ..  $   (782,243)     $    --
                                                                                           =============     =============

                    See Notes to Financial Statements.                    Page 9

FIRST TRUST VALUE LINE(R) 100 FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                            SIX MONTHS
                                                                               ENDED           YEAR           PERIOD
                                                                            06/30/2005         ENDED           ENDED
                                                                            (UNAUDITED)     12/31/2004      12/31/2003*
                                                                            -----------     -----------     ----------
 Net asset value, beginning of period ...................................   $    18.05      $    16.61      $   14.33
                                                                            -----------     -----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ....................................................        (0.04)          (0.09)         (0.06)
 Net realized and unrealized gain on investments ........................         0.16            2.19           2.37
                                                                            -----------     -----------     ----------
 Total from investment operations .......................................         0.12            2.10           2.31
                                                                            -----------     -----------     ----------
 Common shares offering costs charged to paid-in capital ................         0.00            0.00#         (0.03)
                                                                            -----------     -----------     ----------
 DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
 Net realized gains .....................................................        (0.41)          (0.66)           --
                                                                            -----------     -----------     ----------
 Total from distributions ...............................................        (0.41)          (0.66)           --
                                                                            -----------     -----------     ----------
 Net asset value, end of period .........................................   $    17.76      $    18.05      $   16.61
                                                                            ===========     ===========     ==========
 Market value, end of period ............................................   $    15.42      $    17.10      $   16.49
                                                                            ===========     ===========     ==========
 TOTAL RETURN BASED ON NET ASSET VALUE (A)+ .............................         1.04%          13.05%         15.91%
                                                                            ===========     ===========     ==========
 TOTAL RETURN BASED ON MARKET VALUE (B)+ ................................        (7.45)%          7.88%          9.93%
                                                                            ===========     ===========     ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ...................................   $  310,670      $  315,632      $ 290,464
 Ratio of total expenses to average net assets ..........................         0.95%**         0.97%          1.02%**
 Ratio of net investment loss to average net assets .....................        (0.52)%**       (0.52)%        (0.75)%**
 Portfolio turnover rate                                                        123.73%         220.04%        143.53%

--------------------------------------------------
*    The Fund commenced operations on June 12, 2003.
**   Annualized.
#    Amount represents less than $0.01 per share.
(a) Total return based on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in stock price per share, all based on market price per share.
+    Total return is not annualized for periods less than one year.

Page 10                   See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
                            JUNE 30, 2005 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust Value Line(R) 100 Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on April 18, 2003 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FVL on the American Stock Exchange.

The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by adhering to a disciplined strategy of investing in a diversified portfolio of the 100 common stocks ranked #1 in Value Line's(R) Timeliness(TM) Ranking System. There can be no assurance that the Fund's investment objective will be achieved.

The Value Line(R) Timeliness(TM) Ranking System was introduced in its present form in 1965. Each week, Value Line(R) Publishing, Inc. ("Value Line") screens a wide array of data, using a series of proprietary calculations, to rank each of the approximately 1,700 stocks in the Value Line(R) universe from #1 (highest) to #5 (lowest) based on their expected price performance relative to the other stocks in the universe over the following 6 to 12 months. At any one time, only 100 stocks are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System.

The Fund invests substantially all, but in no event less than 80%, of its net assets in the stocks that are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. Each week, the Fund will make portfolio adjustments to match the changes made to the #1 ranked stocks by Value Line(R). The Fund also rebalances its holdings on a quarterly basis so that each stock is equally weighted on the rebalancing date.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
                            JUNE 30, 2005 (UNAUDITED)


Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the net change in unrealized appreciation/(depreciation) of foreign currencies and net other assets in the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in the net realized gains and losses on foreign currencies and net other assets in the Statement of Operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of the Fund will be paid at least annually or as the Board of Trustees may determine from time to time. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with the income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during 2004 was as follows:

Distributions paid from:

                                                                       2004
                                                                       ----
Ordinary Income ...............................                   $ 7,345,800
Long-term Capital Gains........................                   $ 4,197,600

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Ordinary Income................................                   $ 5,484,786
Undistributed Long-Term Gain...................                   $ 1,712,154

INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

EXPENSES:

The Fund pays all expenses directly related to its operations. First Trust Advisors L.P. ("First Trust") has entered into a non-exclusive license agreement with Value Line(R) Publishing, Inc. which allows for the use by First Trust of the Value Line(R) Timeliness(TM) Ranking System and certain trademarks and trade names of Value Line(R) Publishing, Inc. The Fund is a sub-licensee to this license agreement. In exchange, Value Line(R) Publishing, Inc. receives an annual fee, payable on a quarterly basis, equal to 10 basis points of the Fund's average gross daily assets during such calendar quarter. This license fee is paid by the Fund to First Trust who in turn pays Value Line(R) Publishing, Inc. The terms of the license agreement provide that it shall continue in effect for a term of one year and will be automatically renewed for successive one year terms unless either party elects not to renew the agreement.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
                            JUNE 30, 2005 (UNAUDITED)


ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the company and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust has paid all organizational expenses. The Fund's share of Common Share offering costs, $519,469, was recorded as a reduction of the proceeds from the sale of Common Shares during the period ended December 31, 2003.

During the year ended December 31, 2004, it was determined that actual offering costs from the initial public offering of the Fund's Common Shares in June 2003 were less than the estimated 2003 offering costs by $1,161. Therefore, paid-in capital in excess of par value of Common Shares has been increased by this amount.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks, managing the Fund's business affairs, and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all regular quarterly board meetings and regular committee meetings.
No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2005, aggregated amounts were $379,959,947 and $386,934,915, respectively.

As of June 30, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $40,674,132, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,588,537.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
                            JUNE 30, 2005 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends, including any capital gain distributions on your Common Shares, will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or
          (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
                                  JUNE 30, 2005


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of Energy Income and Growth Fund, First Trust Value Line(R) 100 Fund, First Trust/Fiduciary Asset Management Covered Call Fund and First Trust/Aberdeen Global Opportunity Income Fund was held on April 18, 2005. At the Annual Meeting the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and David M. Oster, was elected to serve an additional one year term. The number of votes cast for James A. Bowen was 14,682,200, the number of votes withheld was 163,562 and the number of abstentions was 2,644,238. The number of votes cast for Niel B. Nielson was 14,676,301, the number of votes withheld was 169,461 and the number of abstentions was 2,644,238. The number of votes cast for Richard E. Erickson was 14,670,469, the number of votes withheld was 175,293 and the number of abstentions was 2,644,238. The number of votes cast for Thomas R. Kadlec was 14,682,817, the number of votes withheld was 162,945 and the number of abstentions was 2,644,238. The number of votes cast for David M. Oster was 14,680,477, the number of votes withheld was 165,285 and the number of abstentions was 2,644,238.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF ADVISORY CONTRACT:

The Trustees unanimously approved the continuation of the Investment Advisory Agreement (the "AGREEMENT") between First Trust Advisors L.P. ("FIRST TRUST") and First Trust Value Line(R) 100 Fund (the "FUND") at a meeting held on March 7, 2005. The Board of Trustees determined that the Agreement is in the best interests of the Fund and its shareholders and that the compensation arrangement set forth in the Agreement is fair and reasonable in light of the nature and extent and quality of the services provided by First Trust and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including information provided by First Trust since the Agreement was initially approved in May 2003.

To reach this determination, the Trustees considered their duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Trustees in voting on such agreements. The Independent Trustees received advice from independent legal counsel. The Trustees also applied their business judgment to determine whether the arrangement between the Fund and First Trust was a reasonable business arrangement from the Fund's perspective as well as from the perspective of its shareholders. In reviewing such arrangement, the Board of Trustees considered factors such as the nature, quality and scope of services provided by First Trust under the Agreement and the fairness of the fee charged.

The Trustees reviewed data compiled from an independent source showing the advisory fees and expense ratios of the Fund compared to those of a peer group of similar funds and the Fund's advisory fees and expense ratios as compared to an expense universe of non-leveraged closed-end funds. The Trustees concluded that the Fund's advisory fees and expense ratios compared favorably to the expense group and the expense universe. The Trustees also considered the Fund's performance for the year ended December 31, 2004 as compared to that of the three other non-leveraged closed-end funds in the performance universe selected by the independent source and concluded that the Fund's performance was reasonable, particularly in light of the small number of funds to which it was able to be compared. The Trustees determined that First Trust adhered to the Fund's investment strategies and that the services that had been provided to the Fund by First Trust were good. The Trustees noted that First Trust had not identified any economies of scale realized by the Fund, and therefore the Trustees concluded that any economies of scale were not meaningful. The Trustees also considered the costs of the services provided and estimated profits to be realized by First Trust from its relationship with the Fund, as set forth in the materials provided to the Board. The Trustees noted the inherent limitations in the profitability analysis, and concluded that First Trust's profitability appeared to be reasonable in light of the services provided to the Fund. In addition, the Trustees considered and discussed any ancillary benefits derived by First Trust from its relationship with the Fund and noted that First Trust receives no brokerage or soft dollars from the Fund and therefore the typical fall-out benefits are not present. The Trustees concluded that any other fall-out benefits received by First Trust or its affiliates would appear to be attenuated. Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund and its shareholders to approve the continuation of the Agreement, including the fees to be charged for services thereunder.

                       This Page Left Blank Intentionally.

                       This Page Left Blank Intentionally.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications pursuant  to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        FIRST TRUST VALUE LINE(R) 100 FUND
            --------------------------------------------------------------------

By (Signature and Title)*           /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                                    James A. Bowen, Chairman of the Board,
                                    President and Chief Executive Officer
                                    (principal executive officer)

Date              SEPTEMBER 1, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                                    James A. Bowen, Chairman of the Board,
                                    President and Chief Executive Officer
                                    (principal executive officer)

Date              SEPTEMBER 1, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date              SEPTEMBER 1, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.